First Investors Select Growth Fund
First Investors Select Growth Fund
Investment Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $50,000 in certain classes of shares of certain First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 199 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-60 of the Fund’s Statement of Additional Information.  You may be required to pay a commission to your financial intermediary for Advisor Class and Institutional Class shares purchased through them. Such commissions are not reflected in the tables or the Example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - First Investors Select Growth Fund	Class A		Class B	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	[1]	4.00%	none	none
[1]	A contingent deferred sales charge of 1% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge, as described further in the "What are the sales charges?" section of the prospectus.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - First Investors Select Growth Fund	Class A	Class B	Advisor Class	Institutional Class
Management Fees	0.73%	0.73%	0.73%	0.73%
Distribution and Service (12b-1) Fees	0.30%	1.00%	none	none
Other Expenses	0.19%	0.25%	0.10%	0.07%
Total Annual Fund Operating Expenses	1.22%	1.98%	0.83%	0.80%

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - First Investors Select Growth Fund - USD ($)	1 year	3 years	5 years	10 years
Class A	692	940	1,207	1,967
Class B	601	921	1,268	2,110
Advisor Class	85	265	460	1,025
Institutional Class	82	255	444	990

You would pay the following expenses on Class B shares if you did not redeem your shares:
Expense Example No Redemption	1 year	3 years	5 years	10 years
First Investors Select Growth Fund | Class B | USD ($)	201	621	1,068	2,110

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Principal Investment Strategies:
The Fund invests in a portfolio of approximately 40-45 common stocks that the Fund’s subadviser, Smith Asset Management Group, L.P. (“Smith”), believes offers the best potential for earnings growth with the lowest risk of negative earnings surprises.

Smith employs quantitative and qualitative analysis to identify high quality companies that it believes have the ability to accelerate earnings growth and exceed investor expectations.  Beginning with a universe of stocks that includes large-, mid- and small-size companies, Smith’s investment team uses risk control and valuation screens primarily based on valuation, financial quality, stock volatility and corporate governance, to eliminate stocks that are highly volatile or are more likely to underperform the market.

Stocks that pass the initial screens are then evaluated using a proprietary methodology and fundamental analysis to produce a list of 80-100 eligible companies that Smith believes have a high probability of earnings growth that exceeds investor expectations.  The analysis includes an evaluation of changes in Wall Street opinions, individual analysts’ historical accuracy, earnings quality analysis and corporate governance practices.  Smith then constructs the Fund’s portfolio based on a traditional fundamental analysis of the companies identified on the list to understand their business prospects, earnings potential, strength of management and competitive positioning.

Stocks may be sold if they exhibit negative investment or performance characteristics, including: a negative earnings forecast or report, valuation concerns, company officials’ downward guidance on company performance or earnings or announcement of a buyout.  Additionally, from time to time, in pursuing its investment strategies, the Fund may hold significant investments (25% or more of its assets) in a specific market sector, including the information technology sector.

Principal Risks:
You can lose money by investing in the Fund.  There is no guarantee that the Fund will meet its investment objective.  Here are the principal risks of investing in the Fund:

Focused Portfolio Risk.  Because the Fund generally invests in a limited portfolio of only 40 to 45 stocks, its performance may be more volatile than other funds whose portfolios contain a larger number of securities.

Growth Stock Risk.  The Fund’s focus on growth stocks increases the potential volatility of its share price.  If expectations are not met, the prices of these stocks may decline significantly.

Market Risk.  Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments or interest rate fluctuations.  Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Mid-Size and Small-Size Company Risk.  The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  At times, it may be difficult to sell mid- to small-size company stocks at reasonable prices.

Sector Risk.  The Fund may hold a significant amount of investments in similar businesses, which could be affected by the same economic or market conditions.  The Fund may be significantly invested in the information technology sector, meaning that the value of the Fund’s shares may be particularly vulnerable to factors affecting that sector, such as intense competition and potentially rapid product obsolescence. Companies in this sector also are heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.foresters.comor by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 15.11% (for the quarter ended March 31, 2012) and the lowest quarterly return was -16.09% (for the quarter ended September 30, 2011).
Average Annual Total Returns For Periods Ended December 31, 2018
Average Annual Returns - First Investors Select Growth Fund		1 Year	5 Years	10 Years	Life of Class (If less than 10 yrs)
Class A		(9.49%)	7.60%	11.52%
Class B		(8.31%)	7.77%	11.43%
Advisor Class Shares (Return Before Taxes) (Inception Date: 4/1/13)		(3.65%)	9.29%		12.07%
Institutional Class Shares (Return Before Taxes) (Inception Date: 4/1/13)		(3.58%)	9.36%		12.19%
After Taxes on Distributions | Class A		(10.67%)	5.71%	10.53%
After Taxes on Distributions and Sale of Fund Shares | Class A		(4.78%)	5.58%	9.39%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	[1]	(1.51%)	10.40%	15.29%	12.87%
Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes)		(2.12%)	9.99%	15.15%	12.48%
[1]	The Fund changed its primary broad-based index from the Russell 3000 Growth Index as of 1/31/2019. The Fund elected to use the new index because it more closely reflects the Fund's investment strategy.

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and will vary for other share classes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.